                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-7230

                   Eaton Vance Pennsylvania Limited Portfolio
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                      3/31
                                      ----
                             Date of Fiscal Year End

                                    9/30/2003
                                    ---------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2003 PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
COGENERATION -- 1.5%

   $      330      Carbon County IDA, (Panther Creek Partners),
                   6.65%, 5/1/10                                                      $     353,341
          600      Pennsylvania EDA, (Resource Recovery-Colver), (AMT),
                   7.05%, 12/1/10                                                           620,694
---------------------------------------------------------------------------------------------------
                                                                                      $     974,035
---------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.6%

   $      400      York County IDA, Pollution Control, (Public Service
                   Enterprise Group, Inc.), 5.50%, 9/1/20                             $     396,072
---------------------------------------------------------------------------------------------------
                                                                                      $     396,072
---------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 2.1%

   $    1,200      Lehigh County, General Purpose Authority,
                   (Muhlenberg Hospital), Escrowed to Maturity,
                   5.75%, 7/15/10                                                     $   1,363,980
---------------------------------------------------------------------------------------------------
                                                                                      $   1,363,980
---------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.4%

   $      250      Allegheny County IDA, (Residential Resources, Inc.),
                   6.50%, 9/1/21                                                      $     242,532
---------------------------------------------------------------------------------------------------
                                                                                      $     242,532
---------------------------------------------------------------------------------------------------

HOSPITAL -- 6.5%

   $      500      Allegheny County Hospital Development Authority,
                   (West Pennsylvania Health System), 8.65%, 11/15/05                 $     496,310
          300      Hazleton Health Services Authority, (Hazleton General
                   Hospital), 5.50%, 7/1/07                                                 305,562
          410      Hazleton Health Services Authority, (St. Joseph's Hospital),
                   5.85%, 7/1/06                                                            422,296
          200      Lebanon County Health Facility Authority, (Good Samaritan
                   Hospital), 5.50%, 11/15/18                                               206,972
           70      McKean County Hospital Authority, (Bradford Hospital),
                   5.375%, 10/1/03                                                           70,003
          500      Pennsylvania Higher Educational Facilities Authority,
                   (UPMC Health System), 6.25%, 1/15/18                                     549,760
        1,350      South Fork Municipal Authority, (Lee Hospital),
                   5.50%, 7/1/11                                                          1,378,228
          800      Washington County Hospital Authority, (Monongahela
                   Vineyard Hospital), 5.00%, 6/1/12                                        839,944
---------------------------------------------------------------------------------------------------
                                                                                      $   4,269,075
---------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 2.9%

   $      700      Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20             $     708,960
   $      750      Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.30%, 6/1/23                                                      $     427,500
          750      Schuylkill County IDA, (Pine Grove Landfill, Inc.), (AMT),
                   5.10%, 10/1/19                                                           779,490
---------------------------------------------------------------------------------------------------
                                                                                      $   1,915,950
---------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.4%

   $    1,500      Allegheny County, Higher Education Building Authority,
                   (Duquesne University), (AMBAC), 5.00%, 3/1/16(1)                   $   1,614,405
        1,100      Lycoming County Authority College, (Pennsylvania
                   College of Technology), (AMBAC), 5.125%, 5/1/22                        1,149,907
          500      Lycoming County, (Pennsylvania College of Technology),
                   (AMBAC), 4.75%, 5/1/15                                                   535,075
          250      University of Pittsburgh, (FGIC), 5.125%, 6/1/22                         261,442
---------------------------------------------------------------------------------------------------
                                                                                      $   3,560,829
---------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 2.4%

   $    1,370      Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                     $   1,571,691
---------------------------------------------------------------------------------------------------
                                                                                      $   1,571,691
---------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.0%

   $      290      Pennsylvania Turnpike Commission, Oil Franchise Tax,
                   (AMBAC), Escrowed to Maturity, 5.25%, 12/1/18                      $     320,688
          500      Pleasant Valley School District, (FGIC), Prerefunded to
                   9/1/07, 5.00%, 9/1/10                                                    560,925
        5,000      Westmoreland County, Municipal Authority, Water Utility,
                   (FGIC), Escrowed to Maturity, 0.00%, 8/15/19                           2,391,550
---------------------------------------------------------------------------------------------------
                                                                                      $   3,273,163
---------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 35.3%

   $      250      Allegheny County, (FGIC), 5.25%, 11/1/21                           $     266,960
        1,365      Allegheny County, (FGIC), 5.40%, 11/1/19                               1,505,458
        1,540      Centre County, (MBIA), 5.25%, 7/1/18                                   1,696,064
        1,020      Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16                  596,710
        1,000      Council Rock School District, (MBIA), 5.00%, 11/15/19                  1,058,280
        1,250      Cranberry Township, (FGIC), 5.00%, 12/1/20                             1,310,637
        2,000      Ephrata Area School District, (FGIC), 5.25%, 4/15/19                   2,169,280
        1,635      Harrisburg, (AMBAC), 0.00%, 9/15/12                                    1,157,793
        1,355      McKeesport, (FGIC), 0.00%, 10/1/11                                     1,025,830
        1,000      Norwin School District, (MBIA), 5.00%, 4/1/21                          1,038,310
        1,000      Palmyra Area School District, (FGIC), 5.00%, 5/1/17                    1,076,930
        1,000      Pennsylvania, (AMBAC), 5.00%, 11/15/15                                 1,079,310
        1,000      Philadelphia School District, (FSA), 5.50%, 2/1/17                     1,115,520
          500      Philadelphia School District, (FSA), 5.50%, 2/1/19                       551,390

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)        SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

   $    2,000      Pittsburgh, (AMBAC), 5.125%, 9/1/18                                $   2,151,740
        1,000      Pittsburgh, (AMBAC), 5.25%, 9/1/22                                     1,059,590
        1,000      Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17                 1,137,430

        1,000      Reading School District, (FGIC), 0.00%, 1/15/12                          726,550

        1,000      Spring-Ford Area School District, (FSA), 5.00%, 9/1/19                 1,057,740

        1,250      Sto-Rox School District, (FGIC), 5.125%, 12/15/22                      1,304,613
---------------------------------------------------------------------------------------------------
                                                                                      $  23,086,135
---------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.5%

   $    1,000      Allegheny County Hospital Development Authority,
                   (South Hills Health), (MBIA), 5.50%, 5/1/08                        $   1,096,570
          500      Washington County Hospital Authority, (Washington
                   Hospital), (AMBAC), 5.375%, 7/1/14                                       564,940
---------------------------------------------------------------------------------------------------
                                                                                      $   1,661,510
---------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 4.3%

   $    1,000      Allegheny County Airport, US Airways, (MBIA),
                   5.75%, 1/1/10                                                      $   1,114,320
        1,500      Cambria County IDA, (Pennsylvania Electric), (MBIA),
                   5.35%, 11/1/10                                                         1,724,100
---------------------------------------------------------------------------------------------------
                                                                                      $   2,838,420
---------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.1%

   $      500      Pennsylvania Public School Building Authority, (Garnet Valley
                   School District), (AMBAC), 5.50%, 2/1/20                           $     550,720
        1,355      Philadelphia IDA, Stadium Lease, (FSA), 5.50%, 10/1/21                 1,476,164
---------------------------------------------------------------------------------------------------
                                                                                      $   2,026,884
---------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.2%

   $      750      Puerto Rico Municipal Finance Agency, (FSA),
                   5.25%, 8/1/21                                                      $     808,680
---------------------------------------------------------------------------------------------------
                                                                                      $     808,680
---------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.6%

   $      350      Pittsburgh and Allegheny County, Public Auditorium Authority,
                   (AMBAC), 5.00%, 2/1/24                                             $     356,160
---------------------------------------------------------------------------------------------------
                                                                                      $     356,160
---------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 12.4%

   $      590      Allegheny County Airport, (MBIA), 5.75%, 1/1/12                    $     659,508
        1,000      Allegheny County Port Authority, (FGIC), 5.00%, 3/1/21                 1,042,160
   $      500      Guam International Airport Authority, (MBIA),
                   5.25%, 10/1/14                                                     $     564,970
          210      Pennsylvania Turnpike Commission, Oil Franchise Tax,
                   (AMBAC), 5.25%, 12/1/18                                                  230,051
        1,000      Pennsylvania Turnpike Commission, Registration Fee Revenue,
                   (AMBAC), 5.125%, 7/15/22                                               1,049,580
        1,000      Philadelphia Airport, (FGIC), 5.375%, 7/1/14                           1,084,560
        1,500      Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/15                                                          1,759,275
        1,000      Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/18                                                          1,167,090
          500      Southeastern Pennsylvania Transportation Authority, (FGIC),
                   5.25%, 3/1/16                                                            551,410
---------------------------------------------------------------------------------------------------
                                                                                      $   8,108,604
---------------------------------------------------------------------------------------------------

INSURED-UTILITY -- 1.7%

   $    1,000      Philadelphia Gas Works Revenue, (FSA), 5.25%, 8/1/17               $   1,108,930
---------------------------------------------------------------------------------------------------
                                                                                      $   1,108,930
---------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.8%

   $    1,500      Allegheny County, Sanitation Authority, (MBIA),
                   5.00%, 12/1/19                                                     $   1,596,600
        1,500      Pittsburgh Water and Sewer Authority, (FGIC),
                   5.00%, 9/1/21                                                          1,557,150
---------------------------------------------------------------------------------------------------
                                                                                      $   3,153,750
---------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 3.8%

   $      500      Bucks County IDA, (Pennswood), 5.80%, 10/1/20                      $     517,680
          330      Chester County IDA, (Kimberton), 8.00%, 9/1/05                           333,317
          390      Cliff House Trust, (AMT), 6.625%, 6/1/27                                 333,746
          335      Crawford County Hospital Authority, (Wesbury United
                   Methodist Community) , 6.00%, 8/15/11                                    335,533
          505      Delaware County Authority, (White Horse Village),
                   6.40%, 7/1/04                                                            513,257
          215      Delaware County IDA, (Glen Riddle), (AMT),
                   8.125%, 9/1/05                                                           219,081
          185      Lancaster County Hospital Authority, (Willow Valley
                   Retirement), 5.55%, 6/1/15                                               196,261
---------------------------------------------------------------------------------------------------
                                                                                      $   2,448,875
---------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.0%

   $      600      Delaware River Joint Toll Bridge Commission,
                   5.25%, 7/1/15                                                      $     661,824
          640      Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09                   655,616
---------------------------------------------------------------------------------------------------
                                                                                      $   1,317,440
---------------------------------------------------------------------------------------------------

                                                                                      VALUE
---------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.5%
   (IDENTIFIED COST $61,462,333)                                                      $  64,482,715
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                                $     975,085
---------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                  $  65,457,800
---------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 80.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.2% to 26.1% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

LIMITED MATURITY MUNICIPALS PORTFOLIOS as of September 30, 2003
FINANCIAL STATEMENTS (UNAUDITED)

Statements of Assets and Liabilities

As of September 30, 2003

                                                              CALIFORNIA           FLORIDA         MASSACHUSETTS
                                                           LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
ASSETS
Investments--
   Identified cost                                          $   33,364,750     $   63,778,042     $   77,688,760
   Unrealized appreciation                                       1,725,851          3,322,412          3,920,127
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                       $   35,090,601     $   67,100,454     $   81,608,887
--------------------------------------------------------------------------------------------------------------------
Cash                                                        $      237,121     $       54,795     $       67,852
Receivable for investments sold                                         --          1,003,700            275,000
Interest receivable                                                384,142          1,085,470          1,015,705
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                $   35,711,864     $   69,244,419     $   82,967,444
--------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for daily variation margin on open financial
  futures contracts                                         $       96,062     $      174,000     $      118,483
Demand note payable                                                     --          1,100,000                 --
Payable to affiliate for Trustees' fees                                 --                 --                 23
Accrued expenses                                                     7,617              9,403              9,845
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                           $      103,679     $    1,283,403     $      128,351
--------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO   $   35,608,185     $   67,961,016     $   82,839,093
--------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals     $   34,179,777     $   65,168,176     $   79,219,164
Net unrealized appreciation (computed on the
  basis of identified cost)                                      1,428,408          2,792,840          3,619,929
--------------------------------------------------------------------------------------------------------------------
TOTAL                                                       $   35,608,185     $   67,961,016     $   82,839,093
--------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                         NEW JERSEY           NEW YORK            OHIO           PENNSYLVANIA
                                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments--
   Identified cost                                     $   50,476,660     $  115,830,747     $   21,157,699     $   61,462,333
   Unrealized appreciation                                  2,902,178          5,784,346          1,200,853          3,020,382
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                  $   53,378,838     $  121,615,093     $   22,358,552     $   64,482,715
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                   $      123,971     $           --     $           --     $      339,887
Receivable for investments sold                                    --          2,598,986            257,401                 --
Interest receivable                                           713,772          1,750,740            294,423            805,566
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                           $   54,216,581     $  125,964,819     $   22,910,376     $   65,628,168
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for daily variation margin on open
  financial futures contracts                          $       77,572     $      180,787     $       34,527     $      161,312
Demand note payable                                                --          2,000,000            100,000                 --
Due to bank                                                        --              3,902             90,947                 --
Payable to affiliate for Trustees' fees                           211                 --                 25                 --
Accrued expenses                                                9,778             11,212              7,937              9,056
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                      $       87,561     $    2,195,901     $      233,436     $      170,368
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
  INTEREST IN PORTFOLIO                                $   54,129,020     $  123,768,918     $   22,676,940     $   65,457,800
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions
  and withdrawals                                      $   51,421,957     $  118,446,445     $   21,568,961     $   62,936,595
Net unrealized appreciation (computed on
  the basis of identified cost)                             2,707,063          5,322,473          1,107,979          2,521,205
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                  $   54,129,020     $  123,768,918     $   22,676,940     $   65,457,800
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Operations

For the Six Months Ended September 30, 2003

                                                              CALIFORNIA           FLORIDA         MASSACHUSETTS
                                                           LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                    $      796,299     $    1,583,423     $    1,750,305
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     $      796,299     $    1,583,423     $    1,750,305
--------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                      $       74,602     $      149,813     $      168,549
Trustees fees and expenses                                             553              3,405              3,428
Legal and accounting services                                        8,509              8,216              8,216
Custodian fee                                                       10,934             18,687             19,896
Miscellaneous                                                        5,024              8,264              8,691
--------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                              $       99,622     $      188,385     $      208,780
--------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                       $      696,677     $    1,395,038     $    1,541,525
--------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)--
   Investment transactions (identified cost basis)          $      (10,429)    $      213,412     $     (174,868)
   Financial futures contracts                                     170,884            390,447            (13,459)
--------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                    $      160,455     $      603,859     $     (188,327)
--------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                      $       53,748     $      232,923     $      565,719
   Financial futures contracts                                    (315,860)          (578,832)          (301,710)
--------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)        $     (262,112)    $     (345,909)    $      264,009
--------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                     $     (101,657)    $      257,950     $       75,682
--------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                  $      595,020     $    1,652,988     $    1,617,207
--------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                         NEW JERSEY           NEW YORK            OHIO           PENNSYLVANIA
                                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                               $    1,198,730     $    2,685,260     $      512,385     $    1,500,635
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                $    1,198,730     $    2,685,260     $      512,385     $    1,500,635
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                 $      112,271     $      257,917     $       48,581     $      139,373
Trustees fees and expenses                                      1,098              4,443                113              3,404
Legal and accounting services                                   8,216              9,795              7,209              8,311
Custodian fee                                                  15,225             27,245              8,710             19,439
Miscellaneous                                                   6,840             10,676              5,381              7,552
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                         $      143,650     $      310,076     $       69,994     $      178,079
----------------------------------------------------------------------------------------------------------------------------------
Deduct--
   Reduction of custodian fee                          $           --     $           --     $           --     $        3,476
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                               $           --     $           --     $           --     $        3,476
----------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                           $      143,650     $      310,076     $       69,994     $      174,603
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                  $    1,055,080     $    2,375,184     $      442,391     $    1,326,032
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)--
   Investment transactions (identified cost basis)     $      (62,732)    $     (292,566)    $      (20,190)    $     (100,981)
   Financial futures contracts                                (19,293)           (58,957)            16,391            283,371
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                               $      (82,025)    $     (351,523)    $       (3,799)    $      182,390
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                 $      481,289     $    1,555,195     $      (17,414)    $      701,835
   Financial futures contracts                               (193,764)          (447,273)           (94,151)          (544,614)
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)   $      287,525     $    1,107,922     $     (111,565)    $      157,221
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                $      205,500     $      756,399     $     (115,364)    $      339,611
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS             $    1,260,580     $    3,131,583     $      327,027     $    1,665,643
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2003

                                                              CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                                    $      696,677     $    1,395,038     $    1,541,525
   Net realized gain (loss)                                        160,455            603,859           (188,327)
   Net change in unrealized appreciation (depreciation)           (262,112)          (345,909)           264,009
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $      595,020     $    1,652,988     $    1,617,207
--------------------------------------------------------------------------------------------------------------------
Capital transactions--
   Contributions                                            $    7,621,449     $   12,189,180     $   19,206,347
   Withdrawals                                                  (4,839,239)       (14,710,041)        (9,953,698)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL TRANSACTIONS                                      $    2,782,210     $   (2,520,861)    $    9,252,649
--------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                       $    3,377,230     $     (867,873)    $   10,869,856
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                      $   32,230,955     $   68,828,889     $   71,969,237
--------------------------------------------------------------------------------------------------------------------
At end of period                                            $   35,608,185     $   67,961,016     $   82,839,093
--------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                         NEW JERSEY          NEW YORK           OHIO            PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS                    LIMITED PORTFOLIO  LIMITED PORTFOLIO LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                               $    1,055,080     $    2,375,184     $      442,391     $    1,326,032
   Net realized gain (loss)                                   (82,025)          (351,523)            (3,799)           182,390
   Net change in unrealized appreciation
    (depreciation)                                            287,525          1,107,922           (111,565)           157,221
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS             $    1,260,580     $    3,131,583     $      327,027     $    1,665,643
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions--
   Contributions                                       $    8,790,794     $   29,264,635     $    4,045,700     $   12,344,026
   Withdrawals                                             (3,479,042)       (10,467,295)        (2,813,749)        (6,509,002)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS   $    5,311,752     $   18,797,340     $    1,231,951     $    5,835,024
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                             $    6,572,332     $   21,928,923     $    1,558,978     $    7,500,667
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                 $   47,556,688     $  101,839,995     $   21,117,962     $   57,957,133
----------------------------------------------------------------------------------------------------------------------------------
At end of period                                       $   54,129,020     $  123,768,918     $   22,676,940     $   65,457,800
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

For the Year Ended March 31, 2003


                                                              CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                                    $    1,091,403     $    2,327,941     $    2,418,184
   Net realized loss                                              (166,889)          (263,064)          (652,768)
   Net change in unrealized appreciation                         1,137,449          2,290,417          3,031,840
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $    2,061,963     $    4,355,294     $    4,797,256
--------------------------------------------------------------------------------------------------------------------
Capital transactions--
   Contributions                                            $   13,750,055     $   36,161,356     $   35,620,316
   Withdrawals                                                  (6,040,253)       (12,334,886)       (11,906,929)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS        $    7,709,802     $   23,826,470     $   23,713,387
--------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                  $    9,771,765     $   28,181,764     $   28,510,643
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                        $   22,459,190     $   40,647,125     $   43,458,594
--------------------------------------------------------------------------------------------------------------------
At end of year                                              $   32,230,955     $   68,828,889     $   71,969,237
--------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                         NEW JERSEY           NEW YORK            OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS                     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                               $    1,887,266     $    3,351,410     $      839,305     $    2,124,247
   Net realized loss                                         (573,236)          (516,039)          (393,016)          (507,265)
   Net change in unrealized appreciation                    1,724,027          3,021,101          1,191,838          1,993,059
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS             $    3,038,057     $    5,856,472     $    1,638,127     $    3,610,041
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions--
   Contributions                                       $   12,992,956     $   59,696,240     $    4,468,215     $   22,962,822
   Withdrawals                                             (6,550,618)       (20,332,175)        (2,895,164)        (8,454,553)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CAPITAL TRANSACTIONS                                 $    6,442,338     $   39,364,065     $    1,573,051     $   14,508,269
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                             $    9,480,395     $   45,220,537     $    3,211,178     $   18,118,310
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                   $   38,076,293     $   56,619,458     $   17,906,784     $   39,838,823
----------------------------------------------------------------------------------------------------------------------------------
At end of year                                         $   47,556,688     $  101,839,995     $   21,117,962     $   57,957,133
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Supplementary Data

                                                                              CALIFORNIA LIMITED PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 2003    ----------------------------------------------------
                                                       (UNAUDITED)             2003      2002(1)     2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.58%(2)          0.64%      0.65%      0.67%      0.66%      0.62%
   Expenses after custodian fee reduction                      0.58%(2)          0.62%      0.63%      0.64%      0.66%      0.61%
   Net investment income                                       4.09%(2)          4.29%      4.56%      4.77%      4.84%      4.67%
Portfolio Turnover                                                5%                7%         9%         8%        13%        29%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                2.00%             8.92%      3.04%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $   35,608          $ 32,231   $ 22,459   $ 21,513   $ 22,604   $ 28,678
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.54% to 4.56%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                               FLORIDA LIMITED PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 2003    ----------------------------------------------------
                                                       (UNAUDITED)             2003      2002(1)     2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.55%(2)          0.57%      0.60%      0.61%      0.62%      0.59%
   Expenses after custodian fee reduction                      0.55%(2)          0.54%      0.57%      0.59%      0.59%      0.57%
   Net investment income                                       4.07%(2)          4.33%      4.74%      4.89%      4.87%      4.68%
Portfolio Turnover                                                9%               23%        15%         7%        16%        16%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                2.39%             8.88%      4.06%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $   67,961          $ 68,829   $ 40,647   $ 39,452   $ 45,023   $ 59,948
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.73% to 4.74%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                            MASSACHUSETTS LIMITED PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 2003    ----------------------------------------------------
                                                       (UNAUDITED)             2003      2002(1)     2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.54%(2)          0.57%      0.59%      0.62%      0.61%      0.60%
   Expenses after custodian fee reduction                      0.54%(2)          0.55%      0.56%      0.59%      0.58%      0.57%
   Net investment income                                       3.96%(2)          4.27%      4.70%      5.01%      4.92%      4.67%
Portfolio Turnover                                                6%               22%         8%         8%        15%        19%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                2.35%             9.48%      3.53%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $   82,839          $ 71,969   $ 43,459   $ 37,614   $ 44,189   $ 51,543
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                              NEW JERSEY LIMITED PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 2003    ----------------------------------------------------
                                                       (UNAUDITED)             2003      2002(1)     2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.56%(2)          0.60%      0.62%      0.63%      0.63%      0.62%
   Expenses after custodian fee reduction                      0.56%(2)          0.59%      0.60%      0.61%      0.60%      0.62%
   Net investment income                                       4.09%(2)          4.46%      4.80%      5.06%      5.01%      4.78%
Portfolio Turnover                                                5%               25%        17%        11%        15%        13%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                2.54%             7.79%      3.16%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $   54,129          $ 47,557   $ 38,076   $ 33,337   $ 35,121   $ 39,781
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.79% to 4.80%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                               NEW YORK LIMITED PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 2003   -----------------------------------------------------
                                                       (UNAUDITED)             2003      2002(1)     2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.52%(2)          0.56%      0.58%      0.60%      0.61%      0.59%
   Expenses after custodian fee reduction                      0.52%(2)          0.54%      0.55%      0.58%      0.58%      0.59%
   Net investment income                                       3.99%(2)          4.29%      4.70%      4.90%      4.95%      4.74%
Portfolio Turnover                                               10%               18%        11%        10%        18%        17%
---------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                                2.88%             8.61%      3.01%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $  123,769         $ 101,840   $ 56,619   $ 50,570   $ 51,675   $ 65,873
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                 OHIO LIMITED PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 2003    ----------------------------------------------------
                                                       (UNAUDITED)             2003      2002(1)     2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.63%(2)          0.67%      0.70%      0.78%      0.69%      0.67%
   Expenses after custodian fee reduction                      0.63%(2)          0.66%      0.67%      0.74%      0.66%      0.64%
   Net investment income                                       3.98%(2)          4.31%      4.47%      4.91%      5.00%      4.85%
Portfolio Turnover                                                9%               12%        19%        17%        13%        19%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                1.73%             8.92%      3.08%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $   22,677          $ 21,118   $ 17,907   $ 16,788   $ 19,005   $ 22,801
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                             PENNSYLVANIA LIMITED PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30, 2003    ----------------------------------------------------
                                                       (UNAUDITED)             2003      2002(1)     2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.56%(2)          0.58%      0.61%      0.64%      0.63%      0.62%
   Expenses after custodian fee reduction                      0.55%(2)          0.56%      0.56%      0.61%      0.61%      0.60%
   Net investment income                                       4.20%(2)          4.52%      4.75%      5.04%      5.03%      4.83%
Portfolio Turnover                                                5%                3%        20%         6%        11%        16%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                2.79%             8.28%      3.56%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $   65,458          $ 57,957   $ 39,839   $ 35,582   $ 38,635   $ 50,771
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.74% to 4.75%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

LIMITED MATURITY MUNICIPALS PORTFOLIOS as of September 30, 2003
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At September 30, 2003, Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Pennsylvania Limited Maturity Municipals Fund held an approximate 99.9% in its corresponding portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I OTHER -- Investment transactions are accounted for on a trade-date basis.

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to September 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2003, each Portfolio paid advisory fees as follows:

   PORTFOLIO                            AMOUNT      EFFECTIVE RATE*
   -----------------------------------------------------------------
   California Limited Portfolio        $  74,602              0.44%
   Florida Limited Portfolio             149,813              0.44%
   Massachusetts Limited Portfolio       168,549              0.43%
   New Jersey Limited Portfolio          112,271              0.43%
   New York Limited Portfolio            257,917              0.43%
   Ohio Limited Portfolio                 48,581              0.44%
   Pennsylvania Limited Portfolio        139,373              0.44%

   * As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2003, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 2003 were as follows:

   California Limited Portfolio
   Purchases                                    $   5,327,604
   Sales                                            1,800,377

   Florida Limited Portfolio
   Purchases                                    $   5,692,504
   Sales                                            6,511,111

   Massachusetts Limited Portfolio
   Purchases                                    $  15,525,088
   Sales                                            4,562,198

   New Jersey Limited Portfolio
   Purchases                                    $   8,665,775
   Sales                                            2,300,353

   New York Limited Portfolio
   Purchases                                    $  31,463,949
   Sales                                           11,319,934

   Ohio Limited Portfolio
   Purchases                                    $   3,447,536
   Sales                                            2,045,788

   Pennsylvania Limited Portfolio
   Purchases                                    $  10,228,536
   Sales                                            3,276,620

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 2003, as computed on a federal income tax basis, are as follows:

   California Limited Portfolio
   Aggregate cost                               $  33,336,840
   ----------------------------------------------------------
   Gross unrealized appreciation                $   1,851,528
   Gross unrealized depreciation                      (97,767)
   ----------------------------------------------------------
   Net unrealized appreciation                  $   1,753,761
   ----------------------------------------------------------

   Florida Limited Portfolio
   Aggregate cost                               $  63,756,703
   ----------------------------------------------------------
   Gross unrealized appreciation                $   3,659,289
   Gross unrealized depreciation                     (315,538)
   ----------------------------------------------------------
   Net unrealized appreciation                  $   3,343,751
   ----------------------------------------------------------

   Massachusetts Limited Portfolio
   Aggregate cost                               $  77,647,219
   ----------------------------------------------------------
   Gross unrealized appreciation                $   4,199,302
   Gross unrealized depreciation                     (237,634)
   ----------------------------------------------------------
   Net unrealized appreciation                  $   3,961,668
   ----------------------------------------------------------

   New Jersey Limited Portfolio
   Aggregate cost                               $  50,430,246
   ----------------------------------------------------------
   Gross unrealized appreciation                $   3,197,679
   Gross unrealized depreciation                     (249,087)
   ----------------------------------------------------------
   Net unrealized appreciation                  $   2,948,592
   ----------------------------------------------------------

   New York Limited Portfolio
   Aggregate cost                               $ 115,775,818
   ----------------------------------------------------------
   Gross unrealized appreciation                $   6,657,393
   Gross unrealized depreciation                     (818,118)
   ----------------------------------------------------------
   Net unrealized appreciation                  $   5,839,275
   ----------------------------------------------------------

   Ohio Limited Portfolio
   Aggregate cost                               $  21,157,002
   ----------------------------------------------------------
   Gross unrealized appreciation                $   1,467,587
   Gross unrealized depreciation                     (266,037)
   ----------------------------------------------------------
   Net unrealized appreciation                  $   1,201,550
   ----------------------------------------------------------

   Pennsylvania Limited Portfolio
   Aggregate cost                               $  61,427,708
   ----------------------------------------------------------
   Gross unrealized appreciation                $   3,496,348
   Gross unrealized depreciation                     (441,341)
   ----------------------------------------------------------
   Net unrealized appreciation                  $   3,055,007
   ----------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2003, the Florida Limited Portfolio, New York Limited Portfolio and the Ohio Limited Portfolio had balances outstanding pursuant to this line of credit of $1,100,000, $2,000,000 and $100,000, respectively. The Portfolios did not have significant borrowings or allocated fees during the six months ended September 30, 2003.

6  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at September 30, 2003, is as follows:

   FUTURES CONTRACTS

                   EXPIRATION                                        NET UNREALIZED
   PORTFOLIO       DATE         CONTRACTS                POSITION     DEPRECIATION
   --------------------------------------------------------------------------------
   California      12/03        53 U.S. Treasury Bond    Short        $  (297,443)
   --------------------------------------------------------------------------------
   Florida         12/03        96 U.S. Treasury Bond    Short           (529,572)
   --------------------------------------------------------------------------------
   Massachusetts   12/03        44 U.S. Treasury Bond    Short           (130,196)
                   12/03        41 U.S. Treasury Note    Short           (170,002)
   --------------------------------------------------------------------------------
   New Jersey      12/03        30 U.S. Treasury Bond    Short            (91,509)
                   12/03        25 U.S. Treasury Note    Short           (103,606)
   --------------------------------------------------------------------------------
   New York        12/03        68 U.S. Treasury Bond    Short           (209,427)
                   12/03        61 U.S. Treasury Note    Short           (252,446)
   --------------------------------------------------------------------------------
   Ohio            12/03        12 U.S. Treasury Bond    Short            (39,616)
                   12/03        13 U.S. Treasury Note    Short            (53,258)
   --------------------------------------------------------------------------------
   Pennsylvania    12/03        89 U.S. Treasury Bond    Short           (499,177)
   --------------------------------------------------------------------------------

   At September 30, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

7  INTERESTHOLDER MEETING

   Each Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                              JESSICA M.    DONALD R.    JAMES B.     SAMUEL L.    WILLIAM H.    NORTON H.     LYNN A.
   PORTFOLIO                  BIBLIOWICZ     DWIGHT       HAWKES     HAYES, III       PARK        REAMER        STOUT
-----------------------------------------------------------------------------------------------------------------------
   California Portfolio
      Affirmative                 99%          99%          99%          99%           99%          99%          99%
      Withhold                     1%           1%           1%           1%            1%           1%           1%

   Florida Portfolio
      Affirmative                 99%          99%          99%          99%           99%          99%          99%
      Withhold                     1%           1%           1%           1%            1%           1%           1%

   Massachusetts Portfolio
      Affirmative                 99%          99%          99%          99%           99%          99%          99%
      Withhold                     1%           1%           1%           1%            1%           1%           1%

   New Jersey Portfolio
      Affirmative                 98%          98%          98%          98%           98%          98%          98%
      Withhold                     2%           2%           2%           2%            2%           2%           2%

   New York Portfolio
      Affirmative                 98%          98%          98%          98%           98%          98%          98%
      Withhold                     2%           2%           2%           2%            2%           2%           2%

   Ohio Portfolio
      Affirmative                 99%          99%          99%          99%           99%          99%          99%
      Withhold                     1%           1%           1%           1%            1%           1%           1%

   Pennsylvania Portfolio
      Affirmative                 98%          99%          99%          98%           99%          99%          98%
      Withhold                     2%           1%           1%           2%            1%           1%           2%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolios.

INVESTMENT MANAGEMENT

Limited Maturity Municipals Portfolios

                      OFFICERS                            TRUSTEES
                      Thomas J. Fetter                    Jessica M. Bibliowicz
                      President
                                                          James B. Hawkes
                      James B Hawkes
                      Vice President and Trustee          Samuel L. Hayes, III

                      Cynthia J. Clemson                  William H. Park
                      Vice President and Portfolio
                      Manager of California, Florida      Ronald A. Pearlman
                      and Pennsylvania Limited
                      Maturity Municipals Portfolios      Norton H. Reamer

                      Robert B. MacIntosh                 Lynn A. Stout
                      Vice President

                      William H. Ahern, Jr.
                      Vice President and Portfolio
                      Manager of Massachusetts,
                      New Jersey, New York and
                      Ohio Limited Maturity
                      Municipals Portfolios

                      William J. Austin, Jr.
                      Treasurer

                      Alan R. Dynner
                      Secretary

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE PENNSYLVANIA LIMITED PORTFOLIO


By:    /s/ Thomas J. Fetter
       -----------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ William J. Austin Jr.
       -----------------------------
       William J. Austin Jr.
       Treasurer


Date:  November 18, 2003
       -----------------


By:     /s/ Thomas J. Fetter
       -----------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------